Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,482,000
Previously Paid Amount	0.00
Total Fee Amount	618.96
Total Offset Amount	0.00
Net Fee	618.96
Narrative - Max Aggregate Offering Price	$ 4,482,000
Final Prospectus	true